Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, CA 91367

August 21, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Guinness Atkinson Funds
File Nos. 33-75340 and 811-08360

Dear Sir or Madam:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Investments and Risks summary (Item 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on July 26, 2013 (Accession No. 0001398344-13-003420). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/RITA DAM
Rita Dam
Guinness Atkinson Funds